Document and Entity Information Document	Nov. 30, 2021
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 30, 2021
Entity File Number	001-40048
Entity Registrant Name	INNOVID CORP.
Entity Central Index Key	0001835378
Entity Tax Identification Number	87-3769599
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	89 Medinat Hayehudim Street
Entity Address, City or Town	Herzliya
Entity Address, Country	IL
Entity Address, Postal Zip Code	4676672
City Area Code	(212)
Local Phone Number	966-7555
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	CTV
Security Exchange Name	NYSE
Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Entity Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of common stock at an exercise price of $11.50
Trading Symbol	CTV WS
Security Exchange Name	NYSE